Other accounts receivable, net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current:
Credit cards	$ 34,756	$ 59,675
Benefits from suppliers	22,640	11,174
Affinity credit card	5,460	4,230
Cargo clients	4,453	4,633
Other accounts receivable	3,979	4,652
Insurance in recovery process	2,349
Other points of sales	946	1,014
Airport services	800	473
Travel agencies and insurance commissions	599	3,493
Employees	562	777
Marketing services	119
Other current accounts receivable, gross	76,663	90,121
Allowance for expected credit losses	(628)	(877)
Other accounts receivable, net	$ 76,035	$ 89,244